OPERATING LEASES - Rental Income To Be Collected (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
Year 1	$ 98,836
Year 2	51,830
Year 3	3,266
Year 4	0
Year 5	0
Thereafter	0
Total minimum lease payments	$ 153,932